ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Abstract]
Accounts receivable	$ 3,523,543	$ 1,584,448
Less: provision for doubtful accounts	(1,475,983)	(1,121,115)
Accounts receivable, net	2,047,560	463,333
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	1,121,115	874,355	$ 0
Additions	391,189	92,009	946,590
Write-off	(86,170)	0	(51,418)
Foreign exchange	49,849	154,751	(20,817)
Balance at the end of the year	$ 1,475,983	$ 1,121,115	$ 874,355